Pension benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Effect of formerly SFAS No. 158 on the consolidated balance sheet	Consolidated balance sheet position

(In US$ millions)	2014	2013
Non-current liabilities	82	58
Deferred tax	(22)	(16)
Shareholders equity	60	42

Annual pension cost
Annual pension cost

(In US$ millions)	2014	2013	2012
Service cost	13	14	12
Interest cost on prior years' benefit obligation	7	7	5
Gross pension cost for the year	20	21	17
Expected return on plan assets	(6)	(4)	(5)
Administration charges	1	—	—
Net pension cost for the year	15	17	12
Social security cost	2	2	2
Amortization of actuarial gains/losses	2	2	—
Impact of settlement/curtailment funded status	—	(2)	(4)
Total net pension cost	19	19	10

Funded status of the defined benefit plan
The funded status of the defined benefit plan

(In US$ millions)	December 31, 2014	December 31, 2013
Projected benefit obligations at end of period	186	180
Plan assets at market value	(114)	(129)
Accrued pension liability exclusive social security	72	51
Social security related to pension obligations	10	7
Accrued pension liabilities	82	58

Change in benefit obligations
Change in benefit obligations

(In US$ millions)	2014	2013
Projected benefit obligations at beginning of period	180	171
Interest cost	7	7
Service cost	13	14
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	23	13
Foreign currency translations	(35)	(15)
Acquisition/transfer members	—	(8)
Projected benefit obligations at end of period	186	180

Change in pension plan assets
Change in pension plan assets

(In US$ millions)	2014	2013
Fair value of plan assets at beginning of year	129	122
Estimated return	2	5
Contribution by employer	17	19
Administration charges	(1)	—
Benefits paid	(2)	(2)
Change in unrecognized actuarial loss	(9)	—
Foreign currency translations	(22)	(10)
Acquisition/transfer members	—	(5)
Fair value of plan assets at end of year	114	129

Assumptions used in calculation of pension obligations
Assumptions used in calculation of pension obligations

(In %)	2014	2013	2012
Rate of compensation increase at the end of year	2.75%	3.75%	3.50%
Discount rate at the end of year	2.30%	4.00%	4.20%
Prescribed pension index factor	1.20%	1.40%	1.40%
Expected return on plan assets for the year	3.20%	4.40%	4.00%
Employee turnover	4.00%	4.00%	3.50%
Expected increases in Social Security Base	2.50%	3.50%	3.25%

Weighted-average asset allocation of funds related to defined benefit plan
The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, was as follows:

Pension benefit plan assets

(In %)	2014	2013
Equity securities	7.2%	4.2%
Debt securities	51.9%	55.7%
Real estate	14.2%	13.9%
Money market	23.5%	24.7%
Other	3.2%	1.50%
Total	100.0%	100.0%

Expected annual pension plan contributions under defined benefit plans
The table below shows the Company's expected annual pension plans contributions under defined benefit plans for the years 2015-2024. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2014 and include estimated future employee services.

(In US$ millions)	December 31, 2014
2015	11
2016	12
2017	12
2018	12
2019	13
2020-2024	69
Total payments expected during the next 10 years	129